Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2013	December 31, 2012
At cost:
Furniture, fixtures and equipment	$6,125	$15,521
Computer software	20,349	10,158
	26,474	25,679
Less: accumulated depreciation	(23,593)	(18,328)
Net book value	$2,881	$7,351